STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
STOCKHOLDERS EQUITY	NOTE 3 — STOCKHOLDERS EQUITY COMMON STOCK: The Company has authorized 1,000 shares of $1.00 par value common stock. As of December 31, 2012, there are 1,000 shares issued and outstanding.